Note 8 - Mine Holding Costs	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of mine holding costs [text block]
8.
MINE HOLDING COSTS

The Company's mine holding costs are primarily comprised of labour costs associated with care and maintenance staffs, electricity, security, environmental and community support costs for the following mines which are currently under temporary suspension:

	Year Ended December 31,
	2020	2019
Del Toro	$7,999	$—
La Parrilla	5,563	5,010
San Martin	5,265	—
La Guitarra	2,757	2,569
	$21,583	$7,579